LIQUIDITY - Schedule of Liquidity (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liquidity
Cash and cash equivalents	$ 13,047	$ 13,269	$ 21,685	$ 68,331
Ownership interest (as a percent)	20.00%